Segment Information and Geographic Data	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Information and Geographic Data
Segment Information and Geographic Data

Note 8:    Segment Information and Geographic Data

The Company currently conducts its business through two operating segments: (1) Legacy Business and (2) Digital Business. For all periods presented, the Company did not operate outside the United States and Puerto Rico (collectively the United States). As such, all of the Company’s long-lived assets are located in the United States.

The Company’s Legacy Business operates a network of approximately 38,000 self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM (“movies”). The Company’s Legacy Business also produces, acquires, and distributes movies exclusively through its Redbox Entertainment label, as well as generating service revenue by providing installation, merchandising and break-fix services to other kiosks businesses. Our Legacy Business also includes corporate general and administrative expenses, which include technology and public company costs, along with corporate overhead expenses related to our Digital Business.

The Company’s Digital Business provides both transactional and ad-supported digital streaming services, which include 1) Redbox On Demand, a transactional service which provides digital rental or purchase of new release and catalog movies and TV content, 2) Redbox Free On Demand, an ad-supported service providing free movies and TV shows on demand, and 3) Redbox Free Live TV, a free, ad-supported television service giving access to more than 145 linear channels. Furthermore, the Company monetizes digital advertising space in Redbox emails and apps amongst other platforms, which is referred to as Media Network. The Digital Business includes expenses directly attributable to this business.

Adjusted EBITDA is the profitability metric reported to the chief operating decision maker (“CODM”) for purposes of making decisions about allocation of resources to each segment and assessing performance of each segment. The Company believes this measure is most useful in assessing the underlying performance of its business. Adjusted EBITDA is before integration related costs, efficiency initiatives, and other items. Adjusted EBITDA also excludes the effects of financings, income tax and the non-cash accounting effects of depreciation and intangible asset amortization.

As segment assets are not reported to or used by the CODM to measure business performance or allocate resources, total segment assets and capital expenditures are not presented below.

Summarized financial information by segment is as follows:

	March 31,
Dollars in thousands	2022	2021
Net revenue
Legacy Business	$48,767	$67,637
Digital Business	14,460	9,093
Total	$63,227	$76,730
Adjusted EBITDA
Legacy Business	$(15,553)	$334
Digital Business	2,015	968
Total	$(13,538)	$1,302

The following is a reconciliation of Adjusted EBITDA to loss before income taxes for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31,
Dollars in thousands	2022	2021
Loss before income taxes	$(40,848)	$(36,474)
Add:
Depreciation and amortization	25,090	27,526
Interest and other (income) expense, net	(7,343)	7,247
Business optimization(a)	—	550
One-time non-recurring(b)	3,743	364
New business start-up costs(c)	—	171
Restructuring related(d)	4,012	1,352
Stock-based compensation expense	1,808	566
Adjusted EBITDA	$(13,538)	$1,302
(a)	Business optimization costs include employee retention costs, IT costs as well as consulting costs for certain projects.
(b)

Includes costs related to project costs and initiatives, as well as bank, legal and other fees in connection with the Company’s debt financing activities. During the three months ended March 31, 2022, the Company incurred $3.7 million in one-time legal and advisory expenses as the Company explores strategic alternatives.

(c)	Includes costs to support the Company’s On Demand and AVOD offerings, along with costs related to the Company’s service and media network businesses.
(d)

Restructuring related costs include such items as employee severance charges and costs incurred related to removing kiosks. During the three months ended March 31, 2022, the Company incurred severance and related costs of $3.8 million in connection with a reduction in force, which are reflected in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations.

Note 11:   Segment Information and Geographic Data

The Company currently conducts its business through two operating segments: (1) Legacy Business and (2) Digital Business. For all periods presented, the Company did not operate outside the United States and Puerto Rico (collectively the United States). As such, all of the Company’s long-lived assets are located in the United States.

The Company’s Legacy Business operates a network of approximately 38,000 self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM (“movies”). The Company’s Legacy Business also produces, acquires, and distributes movies exclusively through its Redbox Entertainment label, as well as generating service revenue by providing installation, merchandising and break-fix services to other kiosks businesses.

The Company’s Digital Business provides both transactional and ad-supported digital streaming services, which include 1) Redbox On Demand, a transactional service which provides digital rental or purchase of new release and catalog movies and TV content, 2) Redbox Free On Demand, an ad-supported service providing free movies and TV shows on demand, and 3) Redbox Free Live TV, a free, ad-supported television service giving access to more than 130 linear channels. Furthermore, the Company monetizes digital advertising space in Redbox emails and apps amongst other platforms, which is referred to as media network.

Adjusted EBITDA is the profitability metric reported to the chief operating decision maker (“CODM”) for purposes of making decisions about allocation of resources to each segment and assessing performance of each segment. The Company believes this measure is most useful in assessing the underlying performance of its business. Adjusted EBITDA is before integration related costs, efficiency initiatives, and other items. Adjusted EBITDA also excludes the effects of financings, income tax and the non-cash accounting effects of depreciation and intangible asset amortization.

As segment assets are not reported to or used by the CODM to measure business performance or allocate resources, total segment assets and capital expenditures are not presented below.

Summarized financial information by segment is as follows:

	For the years ended December 31,
Dollars in thousands	2021	2020	2019
Net revenue
Legacy Business	$253,417	$506,437	$838,627
Digital Business	35,123	39,754	19,743
Total	$288,540	$546,191	$858,370
Adjusted EBITDA
Legacy Business	$(15,932)	$109,074	$197,887
Digital Business	787	4,702	(2,238)
Total	$(15,145)	$113,776	$195,649

The following is a reconciliation of Adjusted EBITDA to loss before income for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
Dollars in thousands	2021	2020	2019
Loss before income taxes	$(174,791)	$(94,707)	$(14,823)
Add:
Depreciation and amortization	108,505	136,838	138,274
Interest and other expense, net	31,523	32,522	44,578
Business optimization(a)	6,907	19,011	7,687
One-time non-recurring(b)	7,689	10,584	5,326
New business start-up costs(c)	1,004	6,041	3,793
Restructuring related(d)	2,024	3,471	4,432
Stock-based compensation expense	1,994	16	156
Discontinuation of games business(e)	—	—	6,226
Adjusted EBITDA	$(15,145)	$113,776	$195,649
(a)	Business optimization costs include employee retention costs, IT costs as well as consulting costs for certain projects. Retention costs for the years ended 2021, 2020 and 2019 were $4.6 million, $13.9 million and $3.0 million, respectively. In 2020, retention awards were paid out to all employees in light of the COVID pandemic and were in lieu of the Company’s short-term incentive program. IT costs of $2.1 million, $4.8 million and $3.8 million were incurred in 2021, 2020 and 2019, respectively. The Company’s IT project is a complete restructuring of the Company’s technologies as it to moves to a cloud-based infrastructure.
(b)	Transaction related costs in connection with the Business Combination of $5.2 million were recorded in 2021. All periods include costs related to project costs and initiatives, as well as bank, legal and other fees in connection with the Company’s debt financing activities.
(c)	Includes costs to support the Company’s On Demand and AVOD offerings, along with costs related to the Company’s service and media network businesses.
(d)	Restructuring related costs include such items as employee severance charges and costs incurred related to removing kiosks.
(e)	Reflects EBITDA of the Company’s former video games business, which was wound down in December 2019.